Findex.com, Inc. - CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $)	6 Months Ended
	Jun. 30, 2012	Jun. 30, 2011
Cash flows from operating activities:
Cash received from customers	$ 52,878	$ 713,256
Cash paid to suppliers and employees	(196,877)	(698,909)
Other operating activities, net	(335)	(4,898)
Net cash (used) provided by operating activities	(144,334)	9,449
Cash flows from investing activities:
Other investing activities, net	0	281
Net cash provided by investing activities	0	281
Cash flows from financing activities:
Payments made on term debt	(4,404)	(5,265)
Net cash (used) by financing activities	(4,404)	(5,265)
Net (decrease) increase in cash and cash equivalents	(148,738)	4,465
Cash and cash equivalents, Beginning balance	161,629	22,027
Cash and cash equivalents, Ending balance	12,891	26,492
Reconciliation of net loss to cash flows from continuing and discontinued operating activities:
Net loss	(174,752)	(159,327)
Adjustments to reconcile net loss to net cash (used) provided by operating activities:
Depreciation & amortization	10,869	28,981
Bad debts provision	(100)	0
Loss on sale of property and equipment		388
(Gain) on debt settlement	(54,591)	(368,051)
Loss on impairment expense	18,781	284,954
Change in assets and liabilities:
Decrease in accounts receivable	17,440	66,078
Decrease in inventories	1,993	15,846
Decrease (increase) in other current assets	10,715	(5,260)
(Decrease) increase in accrued royalties	(12,529)	73,952
Increase (decrease) in accounts payable	1,534	(34,405)
Increase in other liabilities	36,306	106,293
Net cash (used) provided by operating activities	$ (144,334)	$ 9,449